Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes payable [Abstract]
VAT payable	$ 170,455	$ 131,351
Other taxes payable	14,239	8,112
Total	$ 184,694	$ 139,463